Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment	12 Months Ended
Jun. 30, 2022
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Building Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years